Organization, Description of Business and Going Concern	6 Months Ended
Jun. 30, 2023
Organization, Description of Business and Going Concern [Abstract]
Organization, Description of Business and Going Concern

Note 1. Organization, Description of Business and Going Concern

Webuy Global Ltd (“Webuy”) was incorporated on August 29, 2022 in the Cayman Islands as a company limited by shares.

Webuy Global Ltd and subsidiaries (“we”, “our”, “us” or collectively known as the “Company”) is an emerging Southeast Asian (“SEA”) community-oriented e-Commerce retailor (“Community E-Commerce Retailor”) with a focus on grocery and travel. Community e-commerce is a deepened extension form of e-commerce, where social media users with mutual interest and like-minded behavior are connected, forming a community group within a network through online medium. Our mission is to make social shopping a new lifestyle for consumers and to empower consumers’ purchases with an efficient cost-saving purchasing model.

Share Swap Agreement

On August 29, 2022, the Company closed a share swap agreement (the “Share Swap”) between New Retail International Pte Ltd. (“New Retail”), which is a private company with limited liability under Singapore law and its shareholders. Under the Share Swap, the Company acquired 100% of the issued shares of New Retail (being 16,644 shares comprising (a) 8,202 ordinary shares denominated in SGD, (b) 3,440 preference shares denominated in SGD, and (c) 5,002 preference shares denominated in USD in exchange for the allotment and issuance of 16,644 ordinary shares of Webuy. Following the Share Swap, New Retail became a wholly owned subsidiary of the Company and the former shareholders, holders of warrants, convertible notes, and simple agreements for future equity of New Retail held 100% of the equity interests of the Company prior to the Company’s planned initial public offering. As a result of the share forward split, the effective number of ordinary shares of Webuy became 43,274,400.

Reorganization

The Share Swap between Webuy and New Retail is considered as a merger of entities under common control. Under the guidance in ASC 805, for transactions between entities under common control, the assets, liabilities and results of operations, are recognized at their carrying amounts on the date of the Share Swap, which required retrospective combination of Webuy and New Retail for all periods presented. The unaudited interim consolidated financial statements for the six months ended June 30, 2022 have been prepared as if the existing corporate structure had been in existence. This includes a retrospective presentation for all equity related disclosures, including issued shares and earnings per share, which have been revised to reflect the effects of the reorganization as of June 30, 2022.

Corporate Structure

Details of the Company and subsidiaries as of June 30, 2023 are set out below:

Name	Incorporation Date	Percentage of effective ownership	Place of Incorporation	Fiscal Year	Principal Activities
Webuy Global Ltd	August 29, 2022	-	Cayman Islands	December 31	Investment holding
New Retail International Pte Ltd	November 23, 2018	100%	Singapore	December 31	Community-oriented e-commerce platform
PT Webuy Social Indonesia	May 5, 2020	95%	Indonesia	December 31	Community-oriented e-commerce platform
The Shopaholic Bear Pte Ltd	April 6, 2021	100%	Singapore	December 31	Community-oriented e-commerce platform
Bear Bear Pte Ltd	November 2, 2021	100%	Singapore	December 31	Dormant
Webuy Travel Pte. Ltd.	November 15, 2022	100%	Singapore	December 31	Sale of packaged-tour
PT Buah Kita Retail	October 23, 2023	100%	Indonesia	December 31	Retail business
PT Webuy Travel Indonesia	October 23, 2023	70%	Indonesia	December 31	Sale of packaged-tour

Going concern

These unaudited interim consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company incurred net loss of $3,673,984 and $4,187,312 for the six months ended June 30, 2023 and 2022, respectively. As of June 30, 2023 and 2022, the Company had net cash used in operating activities of $884,672 and $2,608,493, respectively, the Company had a deficit on total equity of $6,445,384 and $2,775,749 as of June 30, 2023 and December 31, 2022, respectively. These conditions raise doubt about the Company’s ability to continue as a going concern.

In view of these circumstances, the management of the Company has given consideration to the future liquidity and performance of the Company and its available sources of finance in assessing whether the Company will have sufficient financial resources to continue as a going concern.

To sustain its ability to support the Company’s operating activities, the Company may have to consider its available sources of funds through the following sources:

●	Issuance of additional convertible notes and equity to individual persons and/or corporate entities, from March 1, 2022 through the date of the release of these financial statements, the Company has raised a total of $4,822,400 from the issuance of a series of Convertible Loan Notes to various investors, in which Convertible Loan Notes in the aggregate amount of $2,920,800 has been converted to shares;

●	Other available sources of financing from Singapore banks and other financial institutions; and

●	Financial support from the Company’s related party and shareholders.

●	On October 19, 2023, the Company completed its initial public offering to receive $13,528,942 in net proceeds. On November 3, 2023, the underwriters exercised the Over-Allotment Option and the Company received $546,000 in net proceeds and $1,528,800, respectively in net proceeds. (Note 18)

No assurance can be provided that these additional financings will be available on acceptable terms or at all. If management is unable to execute this plan, there would likely be a material adverse effect on the Company’s business. The unaudited interim consolidated financial statements for the six months ended June 30, 2023 and 2022 have been prepared on a going concern basis and do not include any adjustments to reflect the possible future effects on the recoverability and classifications of assets or the amounts and classifications of liabilities that may result from the inability of the Company to continue as a going concern.